Consolidated Statements of Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at Dec. 31, 2009	$ (173)	$ 348,271	$ 2	$ (348,446)
Balance, shares at Dec. 31, 2009		102,381,116
Issuance of common stock in a private offering, net of issuance costs	4,553	4,553
Issuance of common stock in a private offering, net of issuance costs, shares		42,229,726
Issuance of common stock to Novo Nordisk, for extinguishment of debt, net of issuance costs	4,680	4,680
Issuance of common stock to Novo Nordisk, for extinguishment of debt, net of issuance costs, shares		26,000,000
Issuance of common stock under the employee stock purchase plan	61	61
Issuance of common stock under the employee stock purchase plan, shares		498,870
Issuance of restricted stock awards, shares		1,824,523
Stock-based compensation	859	859
Reversal of restricted stock award due to cancellation and forfeiture, shares		(630,000)
Comprehensive loss:
Net loss	(5,379)			(5,379)
Unrealized loss/gain on available-for-sale investments	(2)		(2)
Total comprehensive loss	(5,381)
Balance at Dec. 31, 2010	4,599	358,424		(353,825)
Balance, shares at Dec. 31, 2010		172,304,235
Issuance of common stock in a private offering, net of issuance costs	4,349	4,349
Issuance of common stock in a private offering, net of issuance costs, shares		25,000,000
Issuance of common stock under the employee stock purchase plan	113	113
Issuance of common stock under the employee stock purchase plan, shares		885,533
Issuance of restricted stock awards, shares		1,091,448
Issuance of warrants for common stock	403	403
Stock-based compensation	533	533
Reversal of restricted stock award due to cancellation and forfeiture, shares		(450,000)
Comprehensive loss:
Net loss	(9,309)			(9,309)
Unrealized loss/gain on available-for-sale investments	1		1
Total comprehensive loss	(9,308)
Balance at Dec. 31, 2011	$ 689	$ 363,822	$ 1	$ (363,134)
Balance, shares at Dec. 31, 2011		198,831,216